Fair Value of Assets and Liabilities - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Available for sale investment	¥ 15,290	¥ 62,031	[1]
Investment in marketable securities	2,847,627	1,956,027
Total Assets	2,862,917	2,018,058
Level 1 [Member]
Assets
Available for sale investment			[1]
Investment in marketable securities	1,274,197	759,173
Total Assets	1,274,197	759,173
Level 2 [Member]
Assets
Available for sale investment			[1]
Investment in marketable securities	1,573,430	1,186,414
Total Assets	1,573,430	1,186,414
Level 3 [Member]
Assets
Available for sale investment	15,290	62,031	[1]
Investment in marketable securities		10,440
Total Assets	¥ 15,290	¥ 72,471

[1]	Available for sale investment please refer to Note 6 for further details.